Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 122	$ (272)	$ (39)
Cash flow hedges, tax	$ 4,062	$ (3,938)	$ 0